Concentrations of credit risk (Tables)	12 Months Ended
Mar. 31, 2012
Schedules of Concentration of Risk, by Risk Factor

retail business banking loans are classified in the appropriate categories below and loans to commercial vehicle operators are included in land transport below.

	As of March 31, 2011
Category	Gross loans		Fair Values Of Credit Substitutes		Total		%
	(In millions, except percentages)
Wholesale / Retail Trade	Rs.	107,152.2	Rs.	0	Rs.	107,152.2	6.4%
Land Transport		91,140.0		0		91,140.0	5.5
Automotive Manufacturers		76,336.1		2,890.5		79,226.6	4.8
Non-Banking Finance Companies/ Financial Intermediaries		54,241.0		2,611.9		56,852.9	3.3
Activities Allied to Agriculture		49,024.3		0		49,024.3	2.9
Banks and Financial Institutions		45,070.1		0		45,070.1	2.7
Real Estate & Property Services		39,964.8		0		39,964.8	2.4
Iron and Steel		39,203.3		0		39,203.3	2.4
Power		36,646.8		0		36,646.8	2.2
Food and Beverage		34,458.0		0		34,458.0	2.1
Fertilizers & Pesticides		34,157.5		0		34,157.5	2.1
Others (none greater than 2%)		1,041,356.2		8,988.7		1,050,344.9	63.2

Total	Rs.	1,648,750.3	Rs.	14,491.1	Rs.	1,663,241.4	100%

	As of March 31, 2012
Category	Gross loans		Fair Values Of Credit Substitutes		Total		Total		%
	(In millions, except percentages)
Wholesale / Retail Trade	Rs.	163,202.4	Rs.	0	Rs.	163,202.4	US$	3,207.0	8.0%
Land Transport		129,736.4		0		129,736.4		2,549.3	6.3
Automotive manufacturers		70,078.3		97.0		70,175.3		1,379.0	3.4
Non-Banking Finance Companies/ Financial Intermediaries		47,563.0		5,033.5		52,596.5		1,033.5	2.6
Real Estate & Property Services		47,422.1		0		47,422.1		931.9	2.3
Food and Beverage		46,444.1		0		46,444.1		912.6	2.3
Activities Allied to Agriculture		45,591.8		0		45,591.8		895.9	2.2
Power		44,135.9		0		44,135.9		867.3	2.2
Others (none greater than 2%)		1,440,107.2		6,670.0		1,446,777.2		28,429.5	70.7

Total	Rs.	2,034,281.2	Rs.	11,800.5	Rs.	2,046,081.7	US$	40,206.0	100.0%

Exposures based on the region the instruments are originated
Fair Value, Concentration of Risk

Loan and credit substitute exposures as of March 31, 2011 and 2012 based on the region in which the instruments are originated are as follows (which may be or may not be where funds are used):

	As of March 31, 2011
Region of origination	Gross Loans		Fair Values Of Credit Substitutes		Total Exposure		%
	(In millions, except percentages)
Mumbai	Rs.	459,750.5	Rs.	14,386.4	Rs.	474,136.9	28.5%
Western region, other than Mumbai		290,496.4		0		290,496.4	17.5
Northern region		398,120.9		0		398,120.9	23.9
Eastern region		73,956.5		0		73,956.5	4.4
Southern region		379,890.6		104.7		379,995.3	22.9
Foreign branch		46,535.4		0		46,535.4	2.8

Total	Rs.	1,648,750.3	Rs.	14,491.1	Rs.	1,663,241.4	100.0%

	As of March 31, 2012
Region of origination	Gross Loans		Fair Values Of Credit Substitutes		Total Exposure		Total Exposure		%
	(In millions, except percentages)
Mumbai	Rs.	537,641.9	Rs.	10,419.7	Rs.	548,061.6	US$	10,769.5	26.8%
Western region, other than Mumbai		391,565.9		0		391,565.9		7,694.4	19.1
Northern region		471,476.2		0		471,476.2		9,264.6	23.0
Eastern region		97,442.5		0		97,442.5		1,914.8	4.8
Southern region		476,871.0		1,380.8		478,251.8		9,397.8	23.4
Foreign branch		59,283.7		0		59,283.7		1,164.9	2.9

Total	Rs.	2,034,281.2	Rs.	11,800.5	Rs.	2,046,081.7	US$	40,206.0	100.0%

Exposure to ten largest borrowers
Fair Value, Concentration of Risk

The Bank’s exposures to its ten largest borrowers as of March 31, 2012, based on the higher of the outstanding balance or the limit on loans, investments (including credit substitutes) and non-funded exposures, are as follows:

	March 31, 2011						March 31, 2012
	Funded Exposure		Non-Funded Exposure		Total Exposure		Funded Exposure		Non-Funded Exposure		Total Exposure		Total Exposure
	(In millions)
Borrower 1	Rs.	65,030.5	Rs.	0	Rs.	65,030.5	Rs.	91,154.8	Rs.	0	Rs.	91,154.8	US$	1,791.2
Borrower 2		33,579.5		24,000.0		57,579.5		24,500.0		28,502.9		53,002.9		1,041.5
Borrower 3		1,209.1		21,672.2		22,881.3		12,761.6		39,387.5		52,149.1		1,024.7
Borrower 4		30,000.0		0		30,000.0		42,500.0		0		42,500.0		835.1
Borrower 5		0		0		0		30,000.0		0		30,000.0		589.5
Borrower 6		30,000.0		0		30,000.0		30,000.0		0		30,000.0		589.5
Borrower 7		418.9		20,813.5		21,232.4		3,650.0		24,205.9		27,855.9		547.4
Borrower 8		0		0		0		24,184.3		14.0		24,198.3		475.5
Borrower 9		0		0		0		22,206.6		0		22,206.6		436.4
Borrower 10		0		0		0		3,229.1		18,381.8		21,610.9		424.7